Goodwill - Schedule of Movement of Goodwill (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Schedule of Movement of Goodwill [Abstract]
Balance at the beginning of the period	$ 10,833,735
Addition		52,102,945
Goodwill allowance		(41,366,680)
Translation adjustment	209,551	97,470
Balance at the end of the period	$ 11,043,286	$ 10,833,735